Reverse Recapitalization (Details)							1 Months Ended		12 Months Ended
		Feb. 29, 2024 shares	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Oct. 13, 2022 USD ($)	Oct. 10, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2024 shares
Reverse Recapitalization [Line Items]
Shares validly issued									1
Warrant to purchase									1
Ordinary shares									1
Share of merger sub issued and outstanding									1
Ordinary share of finfront									1
Percentage of total outstanding shares			96.00%
Gross proceeds from business combination (in Dollars) | $			$ 75,100,000
Number of issued per unit									1
Ordinary shares issued	[1]								166,613,948		163,106,615
Transfer of ordinary shares									260,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued									500,000,000
Redemption shares				2,282,657
Redemption value (in Dollars) | $				$ 25,400,000
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Issuance of shares		696,247
Chardan [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued									2,301,750
Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $									$ 74,000,000
Price per share (in Dollars per share) | $ / shares									$ 10
Backstop Agreements [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $					$ 2,000,000
Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 11.14
Stock Purchase Agreements [Member] | Treasury Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of shares									204,348
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Common stock exercised			2,287,657
Redemption price (in Dollars per share) | $ / shares			$ 11.14
Aggregate redemption amount (in Dollars) | $			$ 25,400,000
Business Combination [Member]
Reverse Recapitalization [Line Items]
Total transaction costs (in Dollars) | $									$ 10,100,000
Arisz [Member]
Reverse Recapitalization [Line Items]
Common stock issued and outstanding shares									1
Purchase price (in Dollars) | $							$ 750,000	$ 1,250,000
Purchase shares of common stock							76,142	128,206
Arisz [Member] | Common Stock [Member]
Reverse Recapitalization [Line Items]
Redemption shares									777,050
Redemption value (in Dollars) | $									$ 8,700,000
Arisz [Member] | Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 11.14
Minimum [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $						$ 2,000,000
Purchase shares of common stock						200,000
Minimum [Member] | Bit Fu Fu [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars) | $			1,100,000
Maximum [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $						$ 2,500,000
Purchase shares of common stock						260,000
Maximum [Member] | Bit Fu Fu [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars) | $			$ 74,000,000
Class B Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Ordinary shares cancelled									135,000,000
Issuance of shares									135,000,000
Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 11.5
Issuance of shares									15,000,000
Purchase shares of common stock										204,348
Number of issued per unit									1
Class A Ordinary Shares [Member] | Backstop Agreements [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued									200,000
Class A Ordinary Shares [Member] | Investor [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued									7,400,000
Class A Ordinary Shares [Member] | Aqua [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued									1,010,000
Class A Ordinary Shares [Member] | Ethereal Tech Pte. Ltd [Member]
Reverse Recapitalization [Line Items]
Issuance of shares									204,348
ET Shares [Member] | Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $									$ 1,250,000
Purchase shares of common stock									128,206
Private Placement [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Reverse Recapitalization [Line Items]
Issuance of shares									200,000
Additional Shares [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $						$ 750,000
Purchase shares of common stock						76,142
Aqua Shares [Member]
Reverse Recapitalization [Line Items]
Purchase price (in Dollars) | $									$ 2,000,000
Purchase shares of common stock									200,000
Aqua Shares [Member] | Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of shares						260,000

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.